Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2015	Dec. 31, 2014
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	51,524,892	45,741,045
Common stock, shares outstanding	51,524,892	45,741,045
Preferred Stock
Preferred stock, shares issued	400,000	400,000
Preferred stock, shares outstanding	400,000	400,000